CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Capital Stock [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	2020		2019
	Number of warrants	Weighted average exercise price (C$)	Number of warrants	Weighted average exercise price (C$)
Outstanding, beginning of year	50,000	$4.03	3,959,804	$1.50
Issued	—	—	50,000	4.03
Exercised	(50,000)	4.03	(3,959,804)	1.50
Outstanding, end of year	—	$—	50,000	$4.03

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	2020		2019
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	8,758,750	$3.38	7,627,500	$1.99
Issued	225,000	12.25	1,976,250	7.94
Exercised*	(2,927,250)	1.63	(795,000)	1.33
Forfeited	(25,000)	8.21	(50,000)	3.24
Outstanding, end of year	6,031,500	$4.55	8,758,750	$3.38

*During 2020, the weighted average market value of the Company's shares at the dates of exercise was C$11.25 (2019 - C$5.96).

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
	Exercise price (C$)	Number of shares	Remaining life	Number of shares
Expiry date		issuable on exercise	(years)	issuable on exercise
December 9, 2021	$2.30	900,000	0.94	900,000
January 3, 2022	$2.55	50,000	1.01	50,000
August 4, 2022	$1.88	477,500	1.59	477,500
January 2, 2023	$1.84	350,000	2.01	350,000
January 4, 2023	$1.94	645,000	2.01	645,000
November 11, 2023	$3.41	100,000	2.86	100,000
November 13, 2023	$3.30	200,000	2.87	200,000
December 14, 2023	$3.24	1,250,000	2.95	1,250,000
May 30, 2024	$4.54	122,750	3.41	122,750
September 4, 2024	$8.21	862,500	3.68	862,500
October 17, 2024	$7.89	7,500	3.80	7,500
December 19, 2024	$8.24	841,250	3.97	278,750
September 14, 2025	$12.53	150,000	4.71	—
November 11, 2025	$12.63	25,000	4.87	—
December 7, 2025	$11.22	50,000	4.94	—
		6,031,500		5,244,000

Disclosure of detailed information about indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	2020	2019
Expected option life (years)	3.56	3.70
Expected volatility	54.09%	58.82%
Expected dividend yield	—	—
Risk-free interest rate	0.34%	1.42%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$4.76	$3.48
Total fair value	$798	$5,183

Disclosure of detailed information about share capital, reserves and other equity interest [Table Text Block]
	2020	2019
Balance, beginning of year	$8,668	$4,769
Share-based compensation, stock options	2,545	4,441
Stock options exercised, reallocated to capital stock	(2,199)	(479)
Stock options forfeited, reallocated to deficit	(36)	(63)
Balance, end of year	$8,978	$8,668

Disclosure of detailed information about summarizes change in accrued DSU liability [Table Text Block]
	2020	2019
Outstanding, beginning of year	$186	$—
Change in accrued DSU liability	176	181
Effect of foreign currency translation	11	5
Outstanding, end of year	$373	$186